RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
RELATED PARTY TRANSACTIONS

16.                  RELATED PARTY TRANSACTIONS

For the year ended 31 December 2011, the Company had related party transactions with the following companies related by way of shared control:

· Birriga Investments, Ltd. (“Birriga”), a company controlled by a director and officer of the Company. Birriga provides accounting and administrative services to the Company.
· Planet Investment Corporation (“Planet”), a company owned by two close relatives of a director and officer of the Company. The director and officer provides consulting services on a month to month basis through Planet.

16.1 Related party expenses

The Company’s related party expenses are broken down as follows:

Year ended 31 December	2011	2010
	$	$

Consulting fees	42,000	42,000
Corporate administration	27,000	26,500

Total related party expenses	69,000	68,500

The breakdown of the expenses between the different related parties is as follows:

Year ended 31 December	2011	2010
	$	$

Birriga Investments, Ltd.	27,000	26,500
Planet Investment Corporation	42,000	42,000

Total related party expenses	69,000	68,500

16.2 Due to related parties

The trade and other payables of the Company include the following amounts due to related parties:

As at	31 December 2011	31 December 2010	1 January 2010
	$	$	$

Birriga Investments, Ltd.	144,317	113,808	87,522
J. Perot Financial Corp.	71,914	71,914	71,914
Planet Investment Corporation	160,621	118,379	92,539

Total trade payables to related parties	376,852	304,101	251,975

J. Perot Financial Corp.	6,541	6,042	5,500
Planet Investment Corporation	45,660	36,626	33,532

Total loans payable to related parties	52,201	42,668	39,032

16.3 Key management personnel compensation

The remuneration of directors and other members of key management were as follows:

Year ended 31 December	2011	2010
	$	$

Short-term benefits	69,000	68,500

Total key management personnel compensation	69,000	68,500